Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Operating loss carryforwards			$ 1.4
Effective tax rate	0.00%	0.03%	(0.08%)	0.00%
Income tax benefit	$ 0.1	$ 0.1